Intangible Assets, Net	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
Note 7.	Intangible Assets, Net
Intangible assets subject to amortization as of December 31, 2020 (Successor) consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	8	$71,797	$16,621	$55,176
Marketing products	12	24,757	4,548	20,209
Technology	1	44,720	32,625	12,095
Capitalized software	2	44,374	17,312	27,062

Total intangible assets		$185,648	$71,106	$114,542

Intangible assets subject to amortization as of December 31, 2019 (Successor) consist of the following (in thousands, except years):

	Weighted Average Remaining Useful Lives	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	(years)	(in thousands)
Data rights	9	$69,850	$9,186	$60,664
Marketing products	13	23,491	2,507	20,984
Technology	2	40,900	17,726	23,174
Capitalized software	2	26,641	5,023	21,618

Total intangible assets		$160,882	$34,442	$126,440

As a result of the Sportzcast and Oppia acquisitions, the Company recorded newly acquired intangible assets of $1.8 million and $0.3 million, respectively. (See Note 2 –
Business Combinations
.)
Amortization expense was $33.4 million, $26.3 million, $7.0 million, and $8.9 million for the years ended December 31, 2020 and 2019 (Successor), the period from September 8, 2018 through December 31, 2018 (Successor), and the period from January 1, 2018 through September 7, 2018 (Predecessor), respectively.
As of December 31, 2020 (Successor), expected amortization of intangible assets for each of the five succeeding fiscal years and thereafter is as follows:

Fiscal Years	(in thousands)
2021	$34,345
2022	19,633
2023	12,206
2024	8,703
2025	8,703
Thereafter	30,952

Total	$114,542